5. Commitments and Contingencies (June 2018 Note) (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Potential severance	$ 1,167,000	$ 1,417,000
Aggregated annual salaries	$ 1,417,000	$ 1,167,000